Capital Management (Narrative) (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of objectives, policies and processes for managing capital [Line Items]
Cash	$ 328,086	$ 344,244	$ 1,150,891	$ 600,402
Working capital	8,791,555
Accumulated deficit	(103,036,910)	(97,423,507)
Shareholder's equity	$ 1,548,794	$ (1,605,966)	$ 11,566,819	$ 27,662,006